Nationwide Mid Cap Market Index Fund Expense Example - Nationwide Mid Cap Market Index Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 640
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	1,372
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,259
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	355
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	$ 640